Marketable securities and other investments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, plant and equipment
Marketable securities and other investments

Note 4 Marketable securities and other investments

Our marketable securities are stated at fair value in accordance with ASC Topic 321, Investments- Equity Securities. Any changes in the fair value of the Company’s marketable securities are included in net income under the caption of income (loss) from investments, net on the Consolidated Statements of Operations. The market value of the securities is determined using prices as reflected on an established market. Realized and unrealized gains and losses are determined on an average cost basis. The marketable securities are investments predominately in shares of large publicly traded securities which are being invested until such time the funds are needed for operations. The investments in marketable securities totals $16,325,152 and $9,618,743, as of June 30, 2022 and December 31, 2021 respectively.

The value of these marketable securities is as follows:

	June 30, 2022			December 31, 2021
Description of Securities	Brokerage Account	Other Securities	Total	Brokerage Account	Other Securities	Total
Cost	$18,169,580	$120,000	$18,289,580	$10,428,724	$120,800	$10,549,524
Gross Unrealized Gains	-	-	-	-	-	-
Gross Unrealized Losses	(1,853,728)	(110,700)	(1,964,428)	(840,881)	(89,900)	(930,781)
Fair Value	$16,315,852	$9,300	$16,325,152	$9,587,843	$30,900	$9,618,743

The above marketable securities are reflected as level 1 assets as the security prices are quotes in an established market. During the three and six months ended June 30, 2022, the Company recognized a net loss of $912,369 and $1,022,375 respectively, within income (loss) from investments, net on the Consolidated Statement of Operations, which includes $205,554 of realized loss and $301,419 of realized gains, respectively, and unrealized loss of $706,815 and $1,323,794, respectively.

Note 4 Marketable securities and other investments

Our marketable securities are stated at fair value in accordance with ASC Topic 321, Investments- Equity Securities. Any changes in the fair value of the Company’s marketable securities are included in net income under the caption of net income from investments. The market value of the securities is determined using prices as reflected on an established market. Realized and unrealized gains and losses are determined on an average cost basis. The marketable securities are investments predominately in shares of large publicly traded securities which are being invested until such time the funds are needed for operations. The investments in marketable securities totals $9,618,743 and $3,249,710, as of December 31, 2021 and December 31, 2020 respectively.

The value of these marketable securities at December 31, is as follows:

	2021			2020
Description of Securities	Brokerage Account	Other Securities	Total	Brokerage Account	Other Securities	Total

Cost	$10,428,724	$120,800	$10,549,524	$3,000,000	$200,000	$3,200,000
Gross Unrealized Gains	-	-	-	-	57,000	57,000
Gross Unrealized Losses	(840,881)	(89,900)	(930,781)	(7,290)	-	(7,290)

Fair Value	$9,587,843	$30,900	$9,618,743	$2,992,710	$257,000	$3,249,710

The above marketable securities are reflected as level 1 assets as the securities prices are quotes in an established market. During the twelve months ended December 31, 2021, the Company recognized net gains of $3,330,057 within net income from investments on the statement of operations, which includes $930,781 of unrealized losses and $4,260,838 of realized gains. There was $49,710 of unrealized gains on marketable securities in the twelve months ended December 31, 2020.

In April 2020, the Company acquired 267 ordinary shares of a Company located in the United Kingdom for $100,000. In December 2020, the Company acquired 2,952 Class C shares of a battery technology company in exchange for $149,262, which was subsequently disposed of in July 2021 at no gain or loss. The shares in both companies are nonmarketable securities, which does not have a readily determinable value. The Company has elected under ASU 2016-01 to reflect its fair value at cost less impairment, if any, plus or minus any changes resulting from observable price changes in orderly transactions for the identical or similar investments. There were no observable transactions in similar shares of these companies between the acquisition date and December 31, 2021.